SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Earnings Per Share, Basic and Diluted (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		102 Months Ended	108 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Schedule of Earnings Per Share, Basic and Diluted [Abstract]
Net Loss attributable to common shareholders (in Dollars)	$ (797,729)	$ (368,205)	$ (1,411,323)	$ (924,588)	$ (2,171,923)	$ (1,045,022)	$ (13,527,338)	$ (14,938,661)
Weighted-average common shares Outstanding (Basic)	112,522,912	99,296,795	108,542,908	98,712,344	99,799,411	91,479,959
Weighted-average common stock Equivalents			52,131,637	43,145,833	47,532,822	37,562,250
Deduction of stock Equivalents not included due to net loss			(52,131,637)	(43,145,833)	(47,532,822)	(37,562,250)
Weighted-average common shares Outstanding (Diluted)	112,522,912	99,296,795	108,542,908	98,712,344	99,799,411	91,479,959
Basic and Diluted Net Gain (Loss) per Share (in Dollars per share)			$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)